OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Liabilities
OTHER LIABILITIES

The other liabilities balance consists of:

	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Debt obligations	$-	$-	$370
Unamortized fair value of toll milling contracts	-	-	905
Flow-through share premium obligation (note 19)	1,337	3,835	2,420
	$1,337	$3,835	$3,695

Other liabilities-by balance sheet presentation:
Current	$1,337	$3,835	$2,850
Non-current	-	-	845
	$1,337	$3,835	$3,695

The debt obligations continuity summary is as follows:

(in thousands)	2018	2017

Balance-January 1	$-	$370
Repayments	-	(370)
Balance-December 31	$-	$-

Unamortized fair values of toll milling contracts are amortized to revenue on a pro-rata basis over the estimated volume of the applicable contract. In February 2017, in conjunction with the APG Arrangement, the Company extinguished the remaining unamortized fair value of its toll milling contract liabilities and recognized a gain of $899,000 as a component of “Other income (expense)” – see note 23.

Letters of Credit Facility

In 2018, the Company had a facility in place with BNS for credit of up to $24,000,000 with a one year term and a maturity date of January 31, 2019 (the “2018 facility”). Use of the 2018 facility is restricted to non-financial letters of credit in support of reclamation obligations.

The 2018 facility contains a covenant to maintain a level of tangible net worth greater than or equal to the sum of $131,000,000 and a pledge of $9,000,000 in restricted cash and investments as collateral for the facility (see note 12). During 2018, the maintenance level for the tangible net worth covenant was amended from USD$150,000,000 to accommodate the Company’s change in presentation currency (see note 2). As additional security for the 2018 facility, DMC has provided an unlimited full recourse guarantee and a pledge of all of the shares of DMI. DMI has provided a first-priority security interest in all present and future personal property and an assignment of its rights and interests under all material agreements relative to the McClean Lake and Midwest projects. The 2018 facility is subject to letter of credit fees of 2.40% (0.40% on the first $9,000,000) and standby fees of 0.75%.

At December 31, 2018, the Company was in compliance with its 2018 facility covenants and $24,000,000 of the 2018 facility was being utilized as collateral for certain letters of credit (December 31, 2017 - $24,000,000). During 2018 and 2017, the Company incurred letter of credit and standby fees of $397,000 and $411,000, respectively.

In January 2019, the Company has entered into an agreement with BNS to amend the terms of the 2018 facility to extend the maturity date to January 31, 2020 (see note 29).